Acquisitions and Other Investments - Casa Ley Disposal - Additional Information (Detail) - Casa Ley $ in Millions, $ in Billions	3 Months Ended
	Dec. 02, 2017 USD ($)	Dec. 01, 2017 MXN ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash on hand to be paid to CVR holders	$ 11.0
Held-for-sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Equity interest in equity method investments		49.00%
Amount of consideration to be received or receivable in asset disposal		$ 6.5
Loss on disposal of equity method investment	$ 25.0